Deferred income tax assets and liabilities and income tax expanse - Schedule of major componets of tax expense income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Current income tax
Current income tax income / (charge)	$ (4,214)	$ (35,450)	$ (184)	$ (3,032)
Difference in the estimate of previous fiscal year income tax and the income return	(401)	0	0	1,146
Deferred income tax
Relating to origination and reversal of temporary differences	(3,345)	(11,975)	10,297	(14,346)
Income tax	(7,960)	(47,425)	10,113	(16,232)
Deferred tax charged to OCI	22	891	(114)	394
Total income tax charge	$ (7,938)	$ (46,534)	$ 9,999	$ (15,838)